Revenue (Tables)	6 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2026	2025	2026	2025	2026	2025
License and Other Revenue (1)	$490	$222	$283	$293	$773	$515
Royalty Revenue	529	491	141	129	670	620
Total Revenue	$1,019	$713	$424	$422	$1,443	$1,135
(1)    Includes over-time revenue of $303 million and $273 million, and point-in-time revenue of $470 million and $242 million, for the three months ended September 30, 2026 and 2025, respectively.

	Six Months Ended September 30,
	External Customers		Related Parties		Total
(in millions)	2026	2025	2026	2025	2026	2025
License and Other Revenue (1)	$800	$477	$547	$506	$1,347	$983
Royalty Revenue	1,120	961	265	244	1,385	1,205
Total Revenue	$1,920	$1,438	$812	$750	$2,732	$2,188
(1)    Includes over-time revenue of $591 million and $494 million, and point-in-time revenue of $756 million and $489 million, for the six months ended September 30, 2026 and 2025, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2026	2025	2026	2025
United States	$556	$374	$944	$756
PRC (1)	213	250	413	459
Japan	250	206	526	360
Taiwan	255	175	431	321
Republic of Korea	105	82	222	151
Other countries	64	48	196	141
Total Revenue	$1,443	$1,135	$2,732	$2,188
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	September 30, 2026	March 31, 2026
Accounts receivable	$1,104	$1,331
Allowance for current expected credit losses	(18)	(31)
Total accounts receivable, net	$1,086	$1,300

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2026	2025	2026	2025
Beginning balance	$31	$19	$31	$20
Additional (reversal of) provision	5	—	5	(1)
Amounts written off during the period as uncollectible	(18)	—	(18)	—
Ending balance	$18	$19	$18	$19

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

	As of
(in millions)	September 30, 2026	March 31, 2026
Beginning balance April 1,	$1,046	$911
Customer prepayment and billing in advance of performance	167	581
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(220)	(149)
Revenue recognized in the period that was included in the contract liability balance during the period	(118)	(297)
Ending balance	$875	$1,046